SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION
Schedule of components of net revenues

	Years ended December 31, 2011			Years ended December 31, 2012			Year ended December 31, 2013
	Renren	Games	Total	Renren	Games	Total	Renren	Games	Total

Net revenues	$69,608	$41,902	$111,510	$70,180	$89,455	$159,635	$71,218	$85,473	$156,691
Cost of revenues	(10,784)	(14,810)	(25,594)	(39,960)	(25,103)	(65,063)	(45,452)	(23,244)	(68,696)
Operating expenses	(64,075)	(26,977)	(91,052)	(119,943)	(38,814)	(158,757)	(132,706)	(68,949)	(201,655)

Operating income (loss)	(5,251)	115	(5,136)	(89,723)	25,538	(64,185)	(106,940)	(6,720)	(113,660)
Net income (loss) from continuing operations	65,977	71	66,048	(73,257)	25,715	(47,542)	(33,043)	(6,644)	(39,687)
Net income (loss) from discontinued operations	(720)	—	(720)	(216)	—	(216)	131,706	—	131,706
Net income (loss)	$65,257	$71	$65,328	$(73,473)	$25,715	$(47,758)	$98,663	$(6,644)	$92,019

Total Assets				$1,104,989	$72,953	$1,177,942	$1,344,327	$41,359	$1,385,686